Document And Entity Information	12 Months Ended
	Dec. 31, 2014	May 12, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	NewLead Holdings Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		425,668,806
Amendment Flag	false
Entity Central Index Key	0001322587
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY